Subsequent Events (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 25, 2012	Jun. 30, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Cash distribution per unit	$ 0.057	$ 0.475	$ 0.057
Cash distribution annualized basis		$ 1.90
Distribution to unit holders		$ 8.7	$ 1.0
Declaration date of cash distribution			Jan. 25, 2012
Minimum quarterly distribution			$ 0.475
Issuance of common stock units			149,561